Other Current Assets and Other Current Financial Assets - Restricted Cash Pledged (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Current Assets and Other Current Financial Assets
Restricted cash	$ 349	$ 304
U.S. dollars
Other Current Assets and Other Current Financial Assets
Restricted cash	$ 349	$ 304